Summary of Significant Accounting Policies - Summary of Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15 to 40 years
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	10 to 20 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 to 15 years
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 to 15 years